Fair value measurement of liabilities (Details) - At fair value [Member] - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 428,059	₩ 138,686
Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 428,059	₩ 138,686